Consolidated Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–85.22%(b)(c)(d)
Aerospace & Defense–1.10%
Engineering Research and Consulting LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)(e)	9.51%	08/15/2031		$710	$711,812
FDH Group Acquisition, Inc.
Delayed Draw Term Loan(e)(f)(g)	0.00%	11/04/2031		272	270,748
Term Loan B (3 mo. Term SOFR + 4.75%)(e)(f)	9.31%	10/21/2031		728	720,612
NAC Aviation 8 Ltd. (Ireland)
Revolver Loan(e)(g)	0.00%	12/31/2026		1,642	1,642,458
Term Loan (1 mo. USD LIBOR + 4.11%)(e)	8.79%	12/31/2026		2,062	0
Term Loan (1 mo. Term SOFR + 4.11%)(e)	8.79%	12/31/2026		2,106	0
					3,345,630
Automotive–8.04%
Constellation Auto (CONSTE/BCA) (United Kingdom), Second Lien Term Loan (6 mo. GBP SONIA + 7.50%)	12.45%	07/27/2029	GBP	4,668	4,889,448
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	9.85%	03/30/2027		1,886	1,825,644
First Lien Term Loan(h)	–	03/30/2027		198	191,768
Second Lien Term Loan (3 mo. Term SOFR + 8.76%)	13.35%	03/30/2028		636	592,063
Muth Mirror Systems LLC
Revolver Loan (Acquired 04/23/2019-09/30/2024; Cost $1,730,392)(e)(f)(i)	7.00%	04/23/2025		1,731	1,436,692
Term Loan (Acquired 04/23/2019-09/30/2024; Cost $18,761,314)(e)(f)(i)	4.00%	04/23/2025		18,791	15,596,467
					24,532,082
Beverage & Tobacco–0.47%
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%)(e)	10.91%	04/05/2028		365	296,077
Term Loan (3 mo. Term SOFR + 3.76%)	8.42%	04/05/2028		958	718,311
Term Loan (3 mo. Term SOFR + 5.26%)(e)	9.92%	04/14/2028		965	410,160
					1,424,548
Building & Development–2.39%
Empire Today LLC
Term Loan A (3 mo. Term SOFR + 5.76%)	10.25%	08/03/2029		638	625,842
Term Loan B (3 mo. Term SOFR + 5.26%)	9.85%	04/01/2028		2,893	1,762,684
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	8.17%	04/01/2028		1,052	928,833
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	9.42%	02/16/2029		1,551	1,501,258
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.18%)	7.52%	04/12/2028	EUR	2,500	2,485,198
					7,303,815
Business Equipment & Services–16.30%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. EURIBOR + 3.75%)	6.75%	05/12/2028	EUR	1	33
Checkout Holding Corp. (Catalina Marketing), Term Loan (3 mo. Term SOFR + 9.50%)	14.11%	05/10/2027		248	237,425
Constant Contact, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	8.92%	02/10/2028		421	406,266
CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan (3 mo. Term SOFR + 6.40%)(e)(f)	10.92%	03/31/2026		7,982	7,973,600
First Lien Term Loan (3 mo. Term SOFR + 6.40%)(e)(f)	10.99%	03/31/2026		8,218	8,210,228
Revolver Loan (3 mo. Term SOFR + 6.25%)(e)(f)	10.96%	03/31/2026		568	567,201
Revolver Loan(e)(f)(g)	0.00%	03/31/2026		694	693,245
Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.85%)(e)(f)	10.45%	10/14/2027		1,501	1,501,196
Revolver Loan(e)(f)(g)	0.00%	10/14/2027		1,019	1,018,623
Term Loan (3 mo. Term SOFR + 5.85%)(e)(f)	10.45%	10/14/2027		6,934	6,934,279
Monitronics International, Inc., Term Loan B (1 mo. Term SOFR + 7.76%) (Acquired 06/30/2023; Cost $6,012,318)(i)	12.33%	06/30/2028		6,012	6,042,380
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan (3 mo. Term SOFR + 6.65%)(e)(f)	11.17%	06/01/2025		$460	$449,643
Revolver Loan(e)(f)(g)	0.00%	06/01/2025		460	449,643
Term Loan (3 mo. Term SOFR + 6.65%)(e)(f)	11.24%	06/01/2025		8,694	8,502,928
Term Loan (3 mo. Term SOFR + 6.65%)(e)(f)	11.24%	06/01/2025		2,723	2,662,952
Term Loan (3 mo. Term SOFR + 6.65%)(e)(f)	11.24%	06/01/2025		1,652	1,615,321
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	9.44%	01/31/2028		465	470,600
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	9.26%	03/04/2028		1,429	1,214,192
UnitedLex Corp., Term Loan (3 mo. Term SOFR + 5.90%)(e)	10.50%	03/20/2027		923	807,285
					49,757,040
Cable & Satellite Television–9.52%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	8.18%	10/31/2027	EUR	2,000	1,829,497
Term Loan B (3 mo. EURIBOR + 5.00%)	8.18%	10/31/2027	EUR	535	489,616
Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (6 mo. Term SOFR + 5.93%)(e)(f)	11.24%	08/31/2028		18,375	18,375,146
Term Loan B-2 (6 mo. EURIBOR + 5.25%)(e)(f)	8.92%	08/31/2028	EUR	1,886	1,992,793
Numericable-SFR S.A. (France), Term Loan B-14 (3 mo. EURIBOR + 5.50%)	8.68%	08/15/2028	EUR	7,406	6,370,732
					29,057,784
Chemicals & Plastics–4.57%
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.85%	12/14/2029		1,086	980,099
Aruba Investments, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.10%)	8.67%	11/24/2027		139	139,248
Discovery Purchaser Corp. (BES), First Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.96%	10/04/2029		1,292	1,300,884
Flint Group (ColourOz Inv) (Germany), PIK Term Loan B, 6.90% PIK Rate, 4.99% Cash Rate(j)	6.90%	12/31/2027		24	4,963
Oxea Corp. (OQ Chemicals)
Term Loan (3 mo. Term SOFR + 8.24%)	12.60%	06/22/2025		326	338,074
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	8.19%	12/31/2026		1,637	1,430,300
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	7.28%	05/03/2028		995	617,821
Term Loan A (3 mo. Term SOFR + 9.50%)	14.16%	05/03/2028		232	243,291
Term Loan B (3 mo. Term SOFR + 8.50%)	13.16%	05/03/2028		1,705	1,788,787
V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.85%)(e)(f)	10.45%	12/22/2025		574	535,962
Revolver Loan(e)(f)(g)	0.00%	12/22/2025		271	253,439
Term Loan (3 mo. Term SOFR + 5.90%)(e)(f)	10.42%	12/22/2027		6,775	6,327,446
					13,960,314
Containers & Glass Products–8.74%
Keg Logistics LLC
Revolver Loan (3 mo. Term SOFR + 6.41%)(e)(f)	11.47%	11/23/2027		1,366	1,295,206
Term Loan A (3 mo. Term SOFR + 6.16%)(e)(f)	10.67%	11/16/2027		20,872	19,786,176
Klockner (KPERST/Kleopatra), Term Loan B (6 mo. EURIBOR + 4.73%)	8.13%	02/12/2026	EUR	3,000	3,042,773
Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%) (Acquired 03/29/2024-11/14/2024; Cost $1,827,077)(i)	11.27%	11/22/2027		1,855	1,815,457
Mold-Rite Plastics LLC (Valcour Packaging LLC), Term Loan A-2 (1 mo. Term SOFR + 1.61%)	6.10%	10/04/2028		839	743,732
					26,683,344
Ecological Services & Equipment–1.17%
OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B (6 mo. EURIBOR + 5.00%)	8.06%	12/29/2028	EUR	3,506	3,573,968
Electronics & Electrical–6.04%
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.47%	04/30/2028		2,759	2,465,910
Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.47%	04/30/2028		1,323	539,796
Infinite Electronics, Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.85%	03/02/2029		473	408,376
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (2 mo. GBP SONIA + 7.03%)(e)	11.98%	08/17/2028	GBP	605	737,986
Term Loan (3 mo. Term SOFR + 7.45%)(e)	12.01%	08/17/2028		805	768,200
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Mavenir Systems, Inc.
Delayed Draw Term Loan(e)	10.00%	01/31/2025		$39	$38,497
Incremental Term Loan (3 mo. Term SOFR + 9.87%)	14.40%	01/31/2025		203	179,702
Term Loan (3 mo. Term SOFR + 10.00%)(e)	14.59%	01/31/2025		120	102,659
Term Loan B (3 mo. Term SOFR + 5.01%)	9.53%	08/18/2028		1,699	1,203,115
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	10.95%	04/30/2026		3,215	3,040,684
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%)(e)	9.46%	03/03/2028	EUR	1,280	1,167,362
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.99%	02/01/2029		1,766	1,236,513
Riverbed Technology LLC, PIK Term Loan, 2.00% PIK Rate, 7.10% Cash Rate(j)	2.00%	07/01/2028		1,607	989,837
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.60%	05/18/2028		1,069	1,069,114
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.25%)(e)	9.15%	05/31/2029	EUR	2,932	2,912,339
Term Loan B-2 (3 mo. Term SOFR + 6.51%)(e)	11.08%	05/31/2029		1,645	1,561,564
					18,421,654
Financial Intermediaries–0.16%
Edelman Financial Center LLC (The), Term Loan (1 mo. Term SOFR + 5.25%)	9.82%	10/06/2028		93	93,777
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.52%	02/18/2027		414	400,559
					494,336
Food Products–8.38%
BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. Term SOFR + 7.15%)(e)(f)	11.74%	10/05/2026		4,206	4,054,806
Revolver Loan (3 mo. Term SOFR + 7.15%)(e)(f)	12.41%	10/05/2026		1,476	1,422,921
Term Loan (3 mo. Term SOFR + 6.40%)(e)(f)	10.99%	10/05/2026		4,091	3,943,989
Florida Food Products LLC, Second Lien Term Loan (1 mo. Term SOFR + 8.11%)(e)	12.69%	10/18/2029		1,028	688,566
Mosel Bidco SE (Alphia) (Germany), Term Loan B (3 mo. Term SOFR + 5.19%)	9.79%	10/02/2030		340	325,930
Sigma Holdco B.V. (Netherlands), Term Loan B-10 (6 mo. Term SOFR + 4.41%)	9.54%	01/03/2028		1	824
Teasdale Foods, Inc., Term Loan (6 mo. Term SOFR + 6.56%)(e)(f)	10.99%	12/18/2025		16,006	15,125,891
					25,562,927
Forest Products–0.36%
NewLife Forest Restoration LLC, Term Loan (e)	0.00%	04/10/2029		1,109	1,109,023
Health Care–3.90%
Acacium (Impala Bidco Ltd.) (United Kingdom), Incremental Term Loan B (1 mo. Term SOFR + 4.85%)(e)	9.42%	06/08/2028		955	859,691
Cerba (Chrome Bidco) (France), Incremental Term Loan D (1 mo. EURIBOR + 5.45%)	8.43%	02/16/2029	EUR	4,000	3,804,298
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG), Second Lien Term Loan (1 mo. Term SOFR + 6.86%)	11.47%	12/17/2029		638	273,493
SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan (1 mo. Term SOFR + 7.21%)(e)(f)	12.06%	03/18/2027		609	681,462
Delayed Draw Term Loan(e)(f)(g)	0.00%	03/18/2027		122	135,921
Term Loan A (1 mo. Term SOFR + 5.10%)(e)(f)	10.44%	03/29/2027		6,156	6,156,082
					11,910,947
Home Furnishings–1.31%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 04/27/2023-07/17/2023; Cost $427,733)(e)(i)	13.06%	12/31/2026	EUR	387	409,263
Term Loan (3 mo. EURIBOR + 10.00%) (Acquired 09/26/2023-10/30/2023; Cost $564,285)(e)(i)	13.06%	12/31/2026	EUR	534	563,978
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)	12.23%	06/29/2028		121	120,420
Term Loan (3 mo. Term SOFR + 7.61%)	12.22%	06/29/2028		1,701	1,445,479
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.57%	10/06/2028		1,710	1,401,548
Weber-Stephen Products LLC, Incremental Term Loan B (1 mo. Term SOFR + 4.35%)	8.92%	10/30/2027		72	68,615
					4,009,303
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–2.40%
Deliver Buyer, Inc. (MHS Holdings), Term Loan (6 mo. Term SOFR + 5.50%)	9.76%	06/01/2029		$1,237	$1,129,037
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 4.38%)	8.96%	05/01/2031		823	832,121
Kantar (Summer BC Bidco/KANGRP)
Revolver Loan (1 mo. Term SOFR + 1.05%)	1.05%	06/04/2026		112	103,688
Revolver Loan(g)	0.00%	06/04/2026		2,388	2,208,812
Term Loan B (3 mo. Term SOFR + 5.26%)	9.86%	02/15/2029		1,345	1,358,857
Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 5.85%)(e)	10.47%	03/31/2028		9	8,558
Revolver Loan(e)(g)	0.00%	03/31/2028		168	162,606
Term Loan (3 mo. Term SOFR + 5.90%)	10.25%	03/31/2028		1,308	1,291,807
Victory Buyer LLC (Vantage Elevator), Second Lien Term Loan (1 mo. Term SOFR + 7.11%)(e)	11.69%	11/19/2029		258	231,314
					7,326,800
Leisure Goods, Activities & Movies–3.06%
Crown Finance US, Inc.
Term Loan (1 mo. Term SOFR + 1.61%)	6.30%	07/31/2028		2,740	2,756,741
Term Loan B(h)	–	12/02/2031		2,623	2,615,261
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.35%)	9.92%	02/05/2029		1,094	1,099,925
Parques Reunidos (Piolin Bidco S.A.U.) (Spain), Revolver Loan(e)(g)	0.00%	03/16/2026	EUR	1,529	1,599,952
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (Acquired 02/20/2024-10/08/2024; Cost $519,769)(e)(h)(i)	–	12/31/2027	EUR	766	510,060
Term Loan (Acquired 02/21/2024-10/08/2024; Cost $235,389)(h)(i)	–	06/30/2027	EUR	226	250,417
Term Loan (Acquired 02/20/2024-10/08/2024; Cost $498,804)(h)(i)	–	12/31/2027	EUR	473	497,592
					9,329,948
Nonferrous Metals & Minerals–0.47%
Form Technologies LLC
First Lien Term Loan (3 mo. Term SOFR + 9.35%)	13.86%	10/22/2025		1,039	973,769
Term Loan(h)	–	05/30/2030		462	455,591
					1,429,360
Oil & Gas–2.49%
McDermott International Ltd.
LOC(e)(g)	0.00%	12/31/2026		1,394	1,358,913
LOC (3 mo. Term SOFR + 5.01%)(e)	9.60%	12/31/2026		327	318,991
LOC(g)	0.00%	06/30/2027		2,601	1,820,560
LOC (3 mo. Term SOFR + 4.26%)(e)	8.85%	06/30/2027		1,418	829,510
PIK Term Loan, 3.00% PIK Rate, 11.69% Cash Rate(j)	3.00%	12/31/2027		1,175	471,665
Term Loan (3 mo. Term SOFR + 7.76%)(e)	12.70%	12/31/2026		1,121	1,227,242
Term Loan (1 mo. Term SOFR + 3.11%)	7.69%	06/30/2027		180	91,881
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.25%)(e)	8.82%	09/25/2030		1,476	1,477,787
					7,596,549
Publishing–0.68%
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.92%	04/09/2029		2,105	2,072,571
Radio & Television–0.27%
iHeartCommunications, Inc., Incremental Term Loan (1 mo. Term SOFR + 3.36%)	7.94%	05/01/2026		941	824,761
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. Term SOFR + 2.61%)	7.19%	09/18/2026		1	309
					825,070
Rail Industries–0.82%
VRS Buyer, Inc.
Delayed Draw Term Loan(e)(f)(g)	0.00%	11/22/2030		713	708,141
Revolver Loan(e)(f)(g)	0.00%	11/22/2030		357	351,395
Term Loan (3 mo. Term SOFR + 4.75%)(e)(f)	9.26%	11/22/2030		1,468	1,445,740
					2,505,276
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–0.23%
Hurtigruten Group A/S (Explorer II AS) (Norway), Term Loan A (3 mo. EURIBOR + 8.50%) (Acquired 03/18/2024-09/30/2024; Cost $1,667,699)(i)	11.85%	02/22/2029	EUR	3,767	$115,542
STG Distribution LLC
Term Loan (1 mo. Term SOFR + 7.60%)	12.16%	10/03/2029		$588	317,220
Term Loan (1 mo. Term SOFR + 8.35%)(e)	13.01%	10/03/2029		266	262,780
					695,542
Telecommunications–1.64%
Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 4.50%)	9.07%	09/27/2029		699	609,211
MLN US HoldCo LLC (dba Mitel)
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	11.39%	10/18/2027		3,739	185,786
Term Loan (3 mo. Term SOFR + 6.54%)	11.13%	10/18/2027		1,667	1,065,224
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)	13.94%	10/18/2027		1,874	64,202
Telesat LLC, Term Loan B-5 (3 mo. Term SOFR + 3.01%)	7.53%	12/07/2026		1,740	907,873
U.S. TelePacific Corp.
First Lien Term Loan (3 mo. Term SOFR + 1.15%)	6.17%	05/02/2026		1,069	425,364
Third Lien Term Loan(e)	0.00%	05/02/2027		100	0
Zayo Group Holdings, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.82%	03/09/2027		1,819	1,755,738
					5,013,398
Utilities–0.71%
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.82%	04/03/2028		691	693,973
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. Term SOFR + 4.26%) (Acquired 02/29/2024-10/23/2024; Cost $332,071)(i)	8.78%	08/14/2026		341	336,287
Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	10.34%	01/29/2027		1,068	1,082,494
Term Loan C (3 mo. Term SOFR + 5.75%)	10.34%	01/29/2027		60	61,219
					2,173,973
Total Variable Rate Senior Loan Interests (Cost $289,195,963)					260,115,202
Non-U.S. Dollar Denominated Bonds & Notes–12.03%(k)
Automotive–0.28%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $167,268)(i)(l)	14.00%	03/19/2026	SEK	1,909	172,522
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $784,118)(i)(l)(m)	13.16%	04/19/2026	SEK	7,380	338,613
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $347,109)(i)(l)	14.00%	03/19/2026	SEK	3,818	342,413
					853,548
Building & Development–0.00%
Fagus Holdco PLC (United Kingdom) (Acquired 09/05/2023; Cost $0)(e)(i)(n)	0.00%	09/05/2029	EUR	1	945
Cable & Satellite Television–0.60%
Altice Finco S.A. (Luxembourg)(l)	4.75%	01/15/2028	EUR	2,932	1,839,282
Electronics & Electrical–1.01%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(l)(o)	8.73%	02/15/2029	EUR	3,000	3,082,449
Financial Intermediaries–7.04%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(l)(o)	10.56%	07/15/2030	EUR	8,976	4,943,782
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/23/2020-11/26/2020; Cost $3,888,987)(i)(l)(o)	9.31%	05/01/2026	EUR	3,278	2,143,366
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/10/2023; Cost $938,912)(i)(l)(o)	9.31%	05/01/2026	EUR	1,000	653,864
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 05/15/2023-10/17/2023; Cost $4,145,602)(i)(l)	6.75%	11/01/2025	EUR	4,345	2,823,820
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(l)(o)	8.37%	12/15/2029	EUR	4,250	4,378,906
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(o)	7.65%	11/15/2027	EUR	6,200	6,534,976
					21,478,714
Food Service–0.30%
Selecta Group B.V. 10.00% PIK Rate (Switzerland)(j)(l)	10.00%	07/01/2026	EUR	1,463	927,936
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–2.80%
Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	5,493	$6,474,091
Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	1,750	2,062,563
					8,536,654
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $48,350,742)					36,719,528
			Shares
Common Stocks & Other Equity Interests–10.33%(p)
Aerospace & Defense–0.32%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759)(e)(i)				220	0
IAP Worldwide Services, Inc.(e)				1,382,229	746,403
IAP Worldwide Services, Inc.(e)				221,331	221,331
NAC Aviation 8 Ltd. (Ireland)(e)				51,776	0
					967,734
Automotive–0.03%
Cabonline, Class D (Acquired 10/30/2023; Cost $57,053) (Sweden)(e)(i)				63,547,434	78,720
Cabonline, Class D1 (Acquired 10/30/2023; Cost $2) (Sweden)(e)(i)				2,236,496	206
Cabonline, Class D2 (Acquired 10/31/2023; Cost $2) (Sweden)(e)(i)				1,908,761	89
Muth Mirror Systems LLC(e)(f)				29,146	0
Muth Mirror Systems LLC, Wts. (Acquired 12/15/2023; Cost $0)(e)(f)(i)				195,471	0
					79,015
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $24,140,508)(e)(i)				2,338	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $285,788)(e)(i)				28	0
					0
Business Equipment & Services–5.00%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $2,346,937)(e)(i)				116,589	3,839,276
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $4,158,157)(e)(i)				47,743	11,414,849
					15,254,125
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(e)				18,948	0
Containers & Glass Products–0.07%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $56,094)(e)(i)				13,797	220,614
Electronics & Electrical–0.00%
Riverbed Technology LLC, Class B (Acquired 07/03/2023; Cost $5,458) (e)(i)				41,987	5,458
Sandvine Corp.(e)				5,849	0
					5,458
Financial Intermediaries–0.05%
RJO Holdings Corp.(e)				2,144	107,203
RJO Holdings Corp., Class A(e)				1,142	57,114
RJO Holdings Corp., Class B(e)				3,334	33
					164,350
Forest Products–1.59%
Restoration Forest Products Group LLC(e)				34,747	4,847,153
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands)(e)(f)				5,863,446	6
Home Furnishings–0.15%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $9,550)(i)				61,610	446,673
Industrial Equipment–0.03%
North American Lifting Holdings, Inc.				62,889	98,264
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

			Shares	Value
Leisure Goods, Activities & Movies–1.82%
Crown Finance US, Inc.			149,097	$3,460,244
Crown Finance US, Inc.			772	17,917
USF S&H Holdco LLC (Acquired 12/02/2019; Cost $0)(e)(f)(i)			11,114	2,072,787
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(i)			2,084	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(i)			1,026,420	1
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(i)			638,918	1
Vue International Bidco PLC, Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(i)			445,416	0
				5,550,950
Oil & Gas–0.73%
McDermott International Ltd.(e)			447,919	61,361
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $2,932,743)(e)(i)			163,748	18,012
Talos Energy, Inc.(q)			149,121	1,677,611
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,915,487)(i)			376,237	479,702
				2,236,686
Radio & Television–0.00%
iHeartMedia, Inc., Class B(e)(q)			42	89
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $675,080)(i)			420	1,260
Surface Transport–0.54%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $743,133)(e)(i)			8,956	769,231
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-10/30/2024; Cost $64,730)(e)(i)			118,144	73,840
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $781,183)(e)(i)			9,414	808,568
				1,651,639
Total Common Stocks & Other Equity Interests (Cost $56,394,266)				31,524,016
Preferred Stocks–2.72%(p)
Financial Intermediaries–0.08%
RJO Holdings Corp., Series A-2, Pfd.(e)			649	236,848
Health Care–0.41%
SDB Holdco LLC (Specialty Dental Brands), Pfd.(e)(f)			2,844,928	1,249,492
Oil & Gas–0.09%
McDermott International Ltd., Pfd.(e)			1,114	278,558
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-05/09/2019; Cost $285,287)(e)(i)			288,393	1,702
				280,260
Retailers (except Food & Drug)–0.07%
Vivarte S.A.S.U., Pfd. (France)(e)			1,220,502	232,158
Surface Transport–2.07%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $978,436)(e)(i)			42,058	3,709,095
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $687,140)(e)(i)			29,536	2,604,780
				6,313,875
Total Preferred Stocks (Cost $9,776,960)				8,312,633
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–1.49%
Aerospace & Defense–0.27%
Rand Parent LLC (l)	8.50%	02/15/2030	$820	831,496
Building & Development–0.12%
Signal Parent, Inc. (l)	6.13%	04/01/2029	564	345,348
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–0.52%
Teasdale Foods, Inc. (Acquired 12/18/2020-10/23/2024; Cost $2,867,565)(e)(f)(i)	16.25%	06/18/2026		$2,913	$1,593,216
Telecommunications–0.58%
Windstream Services LLC/Windstream Escrow Finance Corp. (l)	7.75%	08/15/2028		1,758	1,773,288
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,836,526)					4,543,348
Asset-Backed Securities–1.26%
Structured Products–1.26%
Barings Euro CLO DAC, Series 2019-1A, Class ER (Ireland) (3 mo. EURIBOR + 7.21%) (k)(l)(o)	10.39%	04/15/2036	EUR	1,750	1,803,270
Empower CLO Ltd., Series 2023-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.25%)(l)(o)	12.91%	07/15/2036		2,000	2,050,296
Total Asset-Backed Securities (Cost $3,923,120)					3,853,566
TOTAL INVESTMENTS IN SECURITIES–113.05% (Cost $413,477,577)					345,068,293
BORROWINGS–(14.58)%					(44,500,000)
OTHER ASSETS LESS LIABILITIES–1.53%					4,655,491
NET ASSETS–100.00%					$305,223,784
Investment Abbreviations:
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	This variable rate interest will settle after November 30, 2024, at which time the interest rate will be determined.
(i)	Restricted security. The aggregate value of these securities at November 30, 2024 was $62,187,758, which represented 20.37% of the Fund’s Net Assets.
(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2024 was $43,522,281, which represented 14.26% of the Fund’s Net Assets.

(m)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2024 represented less than 1% of the Fund’s Net Assets.

(n)	Zero coupon bond issued at a discount.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(p)	Securities acquired through the restructuring of senior loans.
(q)	Non-income producing security.
The aggregate value of securities considered illiquid at November 30, 2024 was $194,353,562 which represented 63.68% of the Fund’s Net Assets.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/27/2024	Bank of New York Mellon (The)	USD	25,276,481	EUR	23,988,309	$99,997
12/27/2024	Barclays Bank PLC	EUR	28,203,517	USD	30,550,482	714,867
12/27/2024	Barclays Bank PLC	GBP	3,856,732	USD	5,005,982	98,551
12/27/2024	Barclays Bank PLC	NOK	1,711	USD	156	1
12/27/2024	Barclays Bank PLC	USD	154	NOK	1,711	0
12/27/2024	BNP Paribas S.A.	EUR	26,317,987	USD	28,554,412	713,439
12/27/2024	BNP Paribas S.A.	GBP	3,992,232	USD	5,180,069	100,224
12/27/2024	BNP Paribas S.A.	SEK	12,654,886	USD	1,202,896	39,975
12/27/2024	BNP Paribas S.A.	USD	4,687,807	GBP	3,706,938	29,023
12/27/2024	Canadian Imperial Bank of Commerce	EUR	2,000,000	USD	2,168,156	52,419
12/27/2024	Canadian Imperial Bank of Commerce	USD	4,688,597	GBP	3,706,938	28,233
01/27/2025	Canadian Imperial Bank of Commerce	USD	605,208	EUR	574,245	3,104
12/27/2024	Citibank, N.A.	USD	953,423	SEK	10,509,391	12,337
12/27/2024	Morgan Stanley and Co. International PLC	USD	24,878,898	EUR	23,630,275	118,827
12/27/2024	Royal Bank of Canada	GBP	4,108,996	USD	5,334,983	106,565
12/27/2024	Royal Bank of Canada	USD	25,295,672	EUR	23,988,309	80,807
12/27/2024	Royal Bank of Canada	USD	4,913,689	GBP	3,885,088	29,824
12/27/2024	State Street Bank & Trust Co.	EUR	25,585,388	USD	27,747,226	681,247
12/27/2024	State Street Bank & Trust Co.	USD	180,223	SEK	1,972,483	1,038
Subtotal—Appreciation						2,910,478
Currency Risk
01/27/2025	Bank of New York Mellon (The)	EUR	23,988,309	USD	25,314,862	(96,560)
12/27/2024	Barclays Bank PLC	USD	16,343	SEK	173,012	(444)
01/27/2025	Barclays Bank PLC	NOK	1,711	USD	154	(0)
12/27/2024	BNP Paribas S.A.	GBP	141,006	USD	177,997	(1,424)
12/27/2024	BNP Paribas S.A.	USD	5,378,109	EUR	5,000,000	(88,766)
01/27/2025	BNP Paribas S.A.	GBP	3,706,938	USD	4,687,276	(28,941)
01/27/2025	Canadian Imperial Bank of Commerce	GBP	3,752,659	USD	4,745,861	(28,526)
01/27/2025	Canadian Imperial Bank of Commerce	USD	3,712,539	EUR	3,500,000	(4,900)
01/27/2025	Citibank, N.A.	SEK	10,528,894	USD	957,061	(12,260)
12/27/2024	Morgan Stanley and Co. International PLC	USD	1,591,621	EUR	1,500,000	(4,818)
01/27/2025	Morgan Stanley and Co. International PLC	EUR	23,630,275	USD	24,916,707	(115,441)
01/27/2025	Royal Bank of Canada	EUR	23,988,309	USD	25,334,053	(77,369)
01/27/2025	Royal Bank of Canada	GBP	3,885,088	USD	4,913,149	(29,723)
01/27/2025	State Street Bank & Trust Co.	EUR	178,101	USD	188,053	(613)
12/27/2024	UBS AG	USD	4,338,060	EUR	4,000,000	(106,586)
12/27/2024	UBS AG	USD	1,037,951	GBP	800,000	(20,005)
01/27/2025	UBS AG	EUR	2,000,000	USD	2,112,658	(5,992)
Subtotal—Depreciation						(622,368)
Total Forward Foreign Currency Contracts						$2,288,110

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$96,144,675	$163,970,527	$260,115,202
Non-U.S. Dollar Denominated Bonds & Notes	—	36,718,583	945	36,719,528
Common Stocks & Other Equity Interests	1,677,611	4,504,060	25,342,345	31,524,016
Preferred Stocks	—	—	8,312,633	8,312,633
U.S. Dollar Denominated Bonds & Notes	—	2,950,132	1,593,216	4,543,348
Asset-Backed Securities	—	3,853,566	—	3,853,566
Total Investments in Securities	1,677,611	144,171,016	199,219,666	345,068,293
Other Investments - Assets*
Investments Matured	—	2,075,590	611,520	2,687,110
Forward Foreign Currency Contracts	—	2,910,478	—	2,910,478
	—	4,986,068	611,520	5,597,588
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(622,368)	—	(622,368)
Total Other Investments	—	4,363,700	611,520	4,975,220
Total Investments	$1,677,611	$148,534,716	$199,831,186	$350,043,513

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2024:
	Value 02/29/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/24
Variable Rate Senior Loan Interests	$209,861,254	$17,868,022	$(59,646,227)	$520,928	$(5,707,750)	$3,615,846	$2,464,814	$(5,006,360)	$163,970,527
Common Stocks & Other Equity Interests	28,279,026	7,743,917	(12,116,320)	(6,277)	(1,447,795)	340,706	2,549,088	—	25,342,345
Preferred Stocks	8,803,530	1,466,721	—	—	—	(1,957,618)	—	—	8,312,633
U.S. Dollar Denominated Bonds & Notes	596,036	329,073	—	12,916	—	655,191	—	—	1,593,216
Investments Matured	307,903	—	(614,173)	—	—	(119,778)	1,037,568	—	611,520
Non-U.S. Dollar Denominated Bonds & Notes	96,643	—	(97,854)	—	97,854	(95,698)	—	—	945
Municipal Obligations	3,173,155	—	(3,859,858)	5,679	—	681,024	—	—	—
Total	$251,117,547	$27,407,733	$(76,334,432)	$533,246	$(7,057,691)	$3,119,673	$6,051,470	$(5,006,360)	$199,831,186
*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco Dynamic Credit Opportunity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 11/30/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$163,970,527	Comparable Companies	EBITDA Multiple	7.0x	-
		Discounted Cash Flow Model	Discount Rate	12.42%	-
Common Stocks & Other Equity Interests	25,342,345	Comparable Companies	EBITDA Multiple	5.5x	-
		Discounted Cash Flow Model	Discount Rate	10.7%	-
			EBITDA Multiple	8.4x	-
Preferred Stocks	8,312,633	Comparable Companies	EBITDA Multiple	8.75x	-
U.S. Dollar Denominated Bonds & Notes	1,593,216	Comparable Companies	EBITDA Multiple	9.25x-10.75x	10x
Investments Matured	611,520	Expected Recovery	Anticipated Proceeds	13.14% of Par	-
Non-U.S. Dollar Denominated Bonds & Notes	945	Expected Recovery	Anticipated Proceeds	100% of Par	-
Invesco Dynamic Credit Opportunity Fund